Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

K. Michael Carlton +1.202.373.6070 Michael.Carlton@morganlewis.com

June 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 422 (“PEA No. 422”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 422 is to introduce the WisdomTree Global Hedged SmallCap Dividend Fund as a new series of the Trust.

Please feel free to contact me at 202.373.6070 with any questions or comments.

Sincerely,

/s/ K. Michael Carlton

K. Michael Carlton

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